Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Troubled Debt Restructurings that Subsequently Defaulted $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Troubled debt restructurings that subsequently defaulted:
Number of contracts that subsequently defaulted	0	1
Outstanding recorded investment	$ 0	$ 640
1-4 Family Porfolio Segment[Member]
Troubled debt restructurings that subsequently defaulted:
Number of contracts that subsequently defaulted	0	1
Outstanding recorded investment	$ 0	$ 640